Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of tax effects on components of other comprehensive income (loss)	The tax effect for each component of other comprehensive income (loss) consisted of the following:

	Year Ended December 31, 2021
(in millions)	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$2	$(13)	$(11)
Changes in retirement plans’ funded status	109	(15)	94
Foreign currency translation	247	—	247
Share of other comprehensive loss of entities using the equity method	(93)	—	(93)
Other comprehensive loss	$265	$(28)	$237

	Year Ended December 31, 2020
(in millions)	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$57	$(9)	$48
Changes in retirement plans’ funded status	(10)	7	(3)
Foreign currency translation	(735)	—	(735)
Share of other comprehensive loss of entities using the equity method	20	—	20
Other comprehensive loss	$(668)	$(2)	$(670)

	Year Ended December 31, 2019
(in millions)	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(42)	$10	$(32)
Changes in retirement plans’ funded status	(115)	3	(112)
Foreign currency translation	71	—	71
Share of other comprehensive loss of entities using the equity method	(8)	—	(8)
Other comprehensive income	$(94)	$13	$(81)

Summary of changes in other comprehensive income (loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

(in millions)	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2018	$(22)	$(473)	$(1,216)	$(148)	$(1,859)
Other comprehensive income (loss), before reclassifications	(111)	(68)	71	(5)	(113)
Amounts reclassified from other comprehensive income	79	(44)	—	—	35
Other comprehensive income (loss)[1]	(32)	(112)	71	(5)	(78)
Reclassification of certain tax effects	—	(65)	—	—	(65)
Balance, December 31, 2019	$(54)	$(650)	$(1145)	$(153)	$(2,002)
Other comprehensive income (loss), before reclassifications	74	143	(739)	20	(502)
Amounts reclassified from other comprehensive income	(26)	(146)	—	—	(172)
Other comprehensive income (loss)[1]	48	(3)	(739)	20	(674)
Balance, December 31, 2020	$(6)	$(653)	$(1,884)	$(133)	$(2,676)
Other comprehensive income (loss), before reclassifications	(20)	202	241	(93)	330
Amounts reclassified from other comprehensive income	9	(108)	—	—	(99)
Other comprehensive income (loss)[1]	(11)	94	241	(93)	231
Balance, December 31, 2021	$(17)	$(559)	$(1,643)	$(226)	$(2,445)

(1) Excluded from the table above is other comprehensive (income) loss allocated to noncontrolling interests of $6 million, $4 million and $(3) million for the years ended December 31, 2021, 2020 and 2019, respectively.
Summary of reclassification of accumulated other comprehensive income (loss)
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the year ended December 31, 2021, December 31, 2020, and December 31, 2019 (in millions):

		Recognized in Net Income
For the Year Ended December 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2021
Foreign exchange contracts	$(57)	Net sales	$2
		Cost of goods sold	(11)
		Other, net	(4)
		Interest expense, net	3
Interest rate contracts	49
Total	$(8)		$(10)
2020
Foreign exchange contracts	$96	Net sales	$(7)
		Cost of goods sold	31
		Other, net	6
		Interest expense, net	(5)
Interest rate contracts	(14)
Total	$82		$25
2019
Foreign exchange contracts	$(113)	Net sales	$—
		Cost of goods sold	(69)
		Other, net	(16)
		Interest expense, net	(8)
Interest rate contracts	(22)
Total	$(135)		$(93)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2021 and 2020 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2021	2020
	(in millions)
Cash flow hedges	$(2)	$7	Net sales
	11	(31)	Cost of goods sold
	4	(6)	Other, net
	(3)	5	Interest expense
	(1)	(1)	Income taxes
	$9	$(26)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$41	$47	*
Amortization of prior service cost	(136)	(130)	*
	(13)	(63)	Income taxes
	$(108)	$(146)
Total reclassifications, net of tax	$(99)	$(172)

(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 12: Employee Benefit Plans and Postretirement Benefits” for additional information.